SCHEDULE OF DILUTIVE COMMON SHARES OUTSTANDING EXCLUDED FROM DILUTIVE WEIGHTED AVERAGE COMMON SHARES OUTSTANDING (Details) - shares	3 Months Ended				9 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2026		Mar. 31, 2025		Jun. 30, 2025	Jun. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	6,407,023		2,630,635		5,392,829		2,698,863		2,409,770	3,132,836
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	966,424		1,217,525		998,679		1,411,711		796,660	1,605,060
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	514,878	[1]		[1]	479,253	[1]	76,754	[1]	200,000	114,666
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities									1,413,110	1,413,110
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	2,496,198		1,413,110		2,159,256		1,413,110
Preferred Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	2,429,523				1,755,641

[1]	RSUs presented include performance stock units with goals that management determined are not probable to be achieved.